Trade and Other Payables (Details) - USD ($)					12 Months Ended
	Jul. 04, 2024	Jun. 30, 2024	Apr. 29, 2024	Jul. 04, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Trade and Other Payables [Line Items]
Gross proceeds				$ 125,000,000
Percentage of bid price				90.00%
Exercise price per share (in Dollars per share)		$ 10.2			$ 10.2
Commitment shares (in Shares)				122,549
Commitment fee put amount	$ 1,875,000	$ 3,020,000	$ 3,020,000
Warrant exchange of shares	$ 27,200,000	(4,412,218)			$ (4,412,218)	$ (3,591,785)	$ (4,950,566)
Accrued interest		$ 999,620
GEM [Member]
Trade and Other Payables [Line Items]
Warrant shares (in Shares)				1,814,797	1,814,797
Exercise price per share (in Dollars per share)				$ 10.71